Schedule of investments
Delaware Ivy VIP Value
September 30, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.91%
Communication Services — 8.92%
Comcast Class A	224,000	$ 9,932,160
Verizon Communications	278,400	9,022,944
Walt Disney †	107,200	8,688,560
		27,643,664
Consumer Discretionary — 6.49%
Lowe's	48,500	10,080,240
TJX	112,900	10,034,552
		20,114,792
Consumer Staples — 9.80%
Archer-Daniels-Midland	129,700	9,781,974
Conagra Brands	293,600	8,050,512
Dollar General	52,100	5,512,180
Dollar Tree †	66,100	7,036,345
		30,381,011
Energy — 3.34%
ConocoPhillips	86,300	10,338,740
		10,338,740
Financials — 14.72%
Allstate	86,102	9,592,624
American International Group	170,300	10,320,180
Fidelity National Information Services	170,729	9,436,192
Truist Financial	270,700	7,744,727
US Bancorp	257,100	8,499,726
		45,593,449
Healthcare — 18.42%
Baxter International	244,300	9,219,882
Cigna Group	36,400	10,412,948
CVS Health	132,124	9,224,898
Hologic †	134,100	9,306,540
Johnson & Johnson	58,600	9,126,950
Merck & Co.	95,000	9,780,250
		57,071,468
Industrials — 12.05%
Dover	71,800	10,016,818
Honeywell International	53,200	9,828,168
Northrop Grumman	22,200	9,772,218
RTX	107,318	7,723,676
		37,340,880
Information Technology — 15.62%
Cisco Systems	188,600	10,139,136
Cognizant Technology Solutions Class A	151,700	10,276,158
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Motorola Solutions	35,200	$ 9,582,848
Oracle	82,700	8,759,584
Teledyne Technologies †	23,587	9,637,176
		48,394,902
Materials — 3.34%
DuPont de Nemours	138,800	10,353,092
		10,353,092
Real Estate — 3.13%
Equity Residential	165,000	9,687,150
		9,687,150
Utilities — 3.08%
Edison International	150,600	9,531,474
		9,531,474
Total Common Stocks (cost $335,903,712)		306,450,622

Short-Term Investments — 0.74%
Money Market Mutual Funds — 0.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.24%)	568,721	568,721
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.23%)	568,721	568,721
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	568,721	568,721
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	568,722	568,722
Total Short-Term Investments (cost $2,274,885)		2,274,885

Total Value of Securities—99.65% (cost $338,178,597)		308,725,507
Receivables and Other Assets Net of Liabilities—0.35%		1,090,037
Net Assets Applicable to 67,690,231 Shares Outstanding—100.00%		$309,815,544
†	Non-income producing security.
NQ- IV088 [0923] 1123 (3218032)    1